Condensed Consolidated Interim Statement of Financial Position (Unaudited) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Non-current:
Intangible assets	€ 12,319	€ 12,505
Goodwill	4,483	4,600
Property, plant and equipment	5,077	5,201
Non-current derivative assets	134	191
Deferred tax assets	32	21
Other non-current assets	292	252
Total non-current assets	22,337	22,770
Current:
Current derivative assets	233	257
Current tax assets	50	85
Inventories	1,714	1,380
Amounts receivable from related parties	88	139
Trade accounts receivable	2,930	2,466
Other current assets	415	479
Assets held for sale	54	94
Short term investments	862	256
Cash and cash equivalents	1,112	1,387
Total current assets	7,458	6,543
Total assets	29,795	29,313
Non-current:
Borrowings, less current portion	9,332	10,571
Employee benefit liabilities	110	108
Non-current provisions	39	55
Non-current derivative liabilities	227	187
Deferred tax liabilities	3,448	3,513
Non-current tax liabilities	71	82
Other non-current liabilities	42	37
Total non-current liabilities	13,269	14,553
Current:
Current portion of borrowings	2,425	1,336
Current portion of employee benefit liabilities	8	8
Current provisions	113	115
Current derivative liabilities	102	76
Current tax liabilities	269	241
Amounts payable to related parties	373	485
Trade and other payables	5,476	5,052
Total current liabilities	8,766	7,313
Total liabilities	22,035	21,866
EQUITY
Share capital	5	5
Share premium	265	234
Merger reserves	287	287
Other reserves	(808)	(507)
Retained earnings	8,011	7,428
Total equity	7,760	7,447
Total equity and liabilities	€ 29,795	€ 29,313